Provisions	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Provisions	Provisions

	2021	2020
	£’000	£’000
At January 1,	535	—
Provisions made during the year	—	532
Unwind of discount rate	2	3
At December 31,	537	535
A provision of £535,000 was made during 2020 in respect of the Group’s obligation to restore alterations made on lease space within one of the Group’s leasehold properties. The required work is expected to be completed in 2024 and 2028. Key uncertainties surrounding the amount and timing of the outflows relate to changes in required restoration costs over the lease term and the timing of exit of the relevant buildings.